Share-Based Payment - Schedule of Options to Services Providers and Advisers Outstanding (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares shares
Services Providers and Advisers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding at beginning of year (in Shares) | shares	105,111		114,512		87,833
Weighted average Exercise price, Outstanding at beginning of year | ₪ / shares		₪ 4.085		₪ 3.058		₪ 0.37
Number of options, Reclassified to employees and directors (in Shares) | shares
Weighted average Exercise price, Reclassified to employees and directors | ₪ / shares
Number of options, Granted (in Shares) | shares	80,000				29,400
Weighted average Exercise price, Granted | ₪ / shares		3.779				10.84
Number of options, Exercised (in Shares) | shares			9,401		(2,721)
Weighted average Exercise price, Exercised | ₪ / shares				0.367		0.37
Number of options, Forfeited (in Shares) | shares
Weighted average Exercise price, Forfeited | ₪ / shares
Number of options, Options outstanding (in Shares) | shares	185,111		105,111		114,512
Weighted average Exercise price, Options outstanding | ₪ / shares		₪ 3.359		₪ 4.085		₪ 3.058
Number of options, Options exercisable (in Shares) | shares		162,154		94,242		82,257
Weighted average Exercise price, Options exercisable | ₪ / shares		₪ 3.251		₪ 3.267		₪ 0.37
Number of options, Share-based payment expenses (in Dollars) | $	$ 66		$ 19		$ 54
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding at beginning of year (in Shares) | shares	357,689		386,260		448,120
Weighted average Exercise price, Outstanding at beginning of year | ₪ / shares		0.37		0.37		0.37
Number of options, Granted (in Shares) | shares	30,000
Weighted average Exercise price, Granted | ₪ / shares		3.56
Number of options, Exercised (in Shares) | shares	19,048				4,309
Weighted average Exercise price, Exercised | ₪ / shares		0.37		0.37		0.37
Number of options, Forfeited (in Shares) | shares			28,571		57,551
Weighted average Exercise price, Forfeited | ₪ / shares				0.37		0.37
Number of options, Options outstanding (in Shares) | shares	368,641		357,689		386,260
Weighted average Exercise price, Options outstanding | ₪ / shares		₪ 0.7		₪ 0.37		₪ 0.37
Number of options, Options exercisable (in Shares) | shares		338,641		350,131		342,757
Weighted average Exercise price, Options exercisable | ₪ / shares		₪ 0.45		₪ 0.37		₪ 0.37
Number of options, Share-based payment expenses (in Dollars) | $	$ 17		$ 47		$ 174